                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 Oppenheimer Rochester Minnesota Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
-----------                                                                        ------    ----------   -----------
Municipal Bonds and Notes--100.5%
Minnesota--98.4%
$   120,000   Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)       5.600%   02/01/2032   $   108,842
     50,000   Alexandria, MN Health Care Facilities (Board of Social Ministry)      6.000    07/01/2032        48,072
    540,000   Anoka County, MN Hsg. & Redevel. Authority                            6.875    05/01/2040       546,080
     25,000   Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)              6.625    05/01/2030        25,285
     25,000   Apple Valley, MN EDA (Evercare Senior Living)                         6.000    12/01/2025        24,218
    205,000   Apple Valley, MN EDA (Evercare Senior Living)                         6.125    06/01/2035       193,875
    250,000   Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)         6.750    03/01/2040       252,353
     25,000   Austin, MN GO                                                         5.000    10/01/2018        25,019
    430,000   Baytown, MN Township (St. Croix Preparatory Academy)                  7.000    08/01/2038       421,684
    150,000   Becker, MN Pollution Control (Northern States Power Company)          8.500    03/01/2019       171,657
  2,000,000   Becker, MN Pollution Control (Northern States Power Company)          8.500    04/01/2030     2,186,840
     10,000   Bemidji, MN Health Care Facilities (North Country Health Services)    5.000    09/01/2031         9,367
     20,000   Brooklyn Park, MN Economic Devel. Authority (Brooks Landing
              Apartments)                                                           5.600    07/01/2024        20,195
    525,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)               5.375    09/01/2026       476,884
  1,000,000   Chippewa County, MN Gross Revenue (Montevideo Hospital)               5.500    03/01/2037       960,760
    145,000   Cloquet, MN Pollution Control (Potlach Corp.)                         5.900    10/01/2026       138,287
    200,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)                      5.250    12/01/2026       180,018
  1,000,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)     5.375    02/15/2032       790,330
    200,000   Columbia Heights, MN Multifamily & Health Care Facilities (Crest
              View Corp.)                                                           5.700    07/01/2042       177,830
    750,000   Cottage Grove, MN Senior Hsg.                                         5.250    12/01/2046       610,095
    200,000   Cuyuna Range, MN Hospital District Health Facilities                  5.000    06/01/2029       181,756
     30,000   Dakota County, MN Community Devel. Agency (Grande Market Place)       5.400    11/20/2043        30,245
    200,000   Dakota County, MN Community Devel. Agency (Regent Burnsville)         6.000    07/01/2045       187,186
      5,000   Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill
              Ponds)                                                                5.000(1) 07/01/2015         3,616
    750,000   Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)      5.875    11/01/2033       710,790
     10,000   Eden Prairie, MN Multifamily Hsg. (SE Rolling Hills)                  6.000    08/20/2021        10,673
    250,000   Eveleth, MN Health Care (Arrowhead Senior Living Community)           5.200    10/01/2027       204,263
    800,000   Falcon Heights, MN (Kaleidoscope Charter School)                      6.000    11/01/2037       678,336
    370,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)                   5.500    12/01/2029       339,797
    130,000   Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)              5.700    10/01/2029       121,355
     50,000   Hastings, MN Health Care Facility (Regina Medical Center)             5.300    09/15/2028        45,277


               1 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
-----------                                                                        ------    ----------   -----------
$    90,000   Hayfield, MN GO                                                       5.000%   02/01/2018   $    90,159
    320,000   Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)           5.625    02/01/2030       317,546
    110,000   International Falls, MN Pollution Control (Boise Cascade Corp.)       5.500    04/01/2023        90,549
    180,000   International Falls, MN Pollution Control (Boise Cascade Corp.)       5.650    12/01/2022       149,555
    115,000   International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)    6.850    12/01/2029       105,115
    500,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                         5.700    09/01/2036       467,175
    500,000   Lamberton, MN Solid Waste (Highwater Ethanol)                         8.500    12/01/2022       386,685
     20,000   Litchfield, MN EDA (Hsg. Devel.)                                      5.400    02/01/2012        20,077
    500,000   Litchfield, MN Electric Utility                                       5.000    02/01/2029       518,175
    250,000   Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)(2)             6.375    03/01/2040       250,948
    285,000   Meeker County, MN (Memorial Hospital)                                 5.750    11/01/2027       287,859
    670,000   Meeker County, MN (Memorial Hospital)                                 5.750    11/01/2037       656,379
    191,978   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)    5.000    12/01/2038       192,915
  1,100,501   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)    5.250    12/01/2040     1,148,648
  1,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000    01/01/2020     1,058,910
  1,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000    01/01/2022     1,036,430
    160,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000    01/01/2023       169,176
     25,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.000    01/01/2028        25,246
     20,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission           5.250    01/01/2024        20,062
     75,000   Minneapolis, MN (Carechoice Member)                                   5.875    04/01/2024        68,963
     20,000   Minneapolis, MN (Sports Arena)                                        5.400    07/01/2030        20,083
    495,000   Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)       5.200    10/20/2048       503,004
     10,000   Minneapolis, MN Community Devel. Agency
              (Cord-Sets)                                                           5.500    06/01/2018        10,045
    185,000   Minneapolis, MN Community Devel. Agency (Riverside Homes of
              Minneapolis)                                                          6.200    09/01/2029       187,329
    800,000   Minneapolis, MN Health Care System (Fairview Health
              Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)                     6.500    11/15/2038       897,520
    150,000   Minneapolis, MN Health Care System (Fairview Health
              System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)                       6.375    11/15/2023       170,433
    550,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)               5.400    04/01/2028       456,891
    200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)               5.500    04/01/2042       156,528
     50,000   Minneapolis, MN Multifamily Hsg. (Bottineau Commons)                  5.450    04/20/2043        50,354
     20,000   Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)            5.750    10/20/2042        20,376
     40,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza)                    5.100    12/20/2018        40,029


               2 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
-----------                                                                        ------    ----------   -----------
$   205,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza)                    5.200%   12/20/2030   $   205,039
    250,000   Minneapolis, MN Supported Devel. (Common Bond Fund)                   5.000    06/01/2028       239,983
    380,000   Minneapolis, MN Tax Increment (East River/Unocal Site)                5.250    02/01/2026       329,832
    600,000   Minneapolis, MN Tax Increment (Grant Park)                            5.200    02/01/2022       543,420
  1,750,000   Minneapolis, MN Tax Increment (Grant Park)                            5.350    02/01/2030     1,472,450
    500,000   Minneapolis, MN Tax Increment (Ivy Tower)                             5.500    02/01/2022       384,310
  1,250,000   Minneapolis, MN Tax Increment (St. Anthony Falls)                     5.750    02/01/2027     1,128,613
    635,000   Minneapolis, MN Tax Increment (Unocal Site)                           5.400    02/01/2031       531,686
      5,000   Minneota, MN Hsg. Facilities (Madison Ave. Apartments)                5.750    04/01/2019         5,000
     40,000   Minnetonka, MN Multifamily Hsg. (Cedar Hills East/ Cedar Hills
              West)                                                                 5.900    10/20/2019        40,710
    155,000   MN Agricultural & Economic Devel. Board (Fairview Health Services)    6.375    11/15/2022       157,376
     90,000   MN Agricultural & Economic Devel. Board (Fairview Health Services)    6.375    11/15/2029        91,141
    480,000   MN Agricultural & Economic Devel. Board (Fairview Hospital and
              Healthcare Service)                                                   5.750    11/15/2026       480,187
    410,000   MN HEFA (Bethel University)                                           5.500    05/01/2022       418,151
    500,000   MN HEFA (Hamline University)                                          5.000    10/01/2029       501,555
    260,000   MN HEFA (Saint Mary's University)                                     5.000    03/01/2026       262,532
    500,000   MN HEFA (University of St. Thomas)                                    5.000    10/01/2039       512,245
     45,000   MN HEFA (University of St. Thomas)                                    5.250    10/01/2034        46,115
    750,000   MN HEFA (University of St. Thomas)                                    5.250    04/01/2039       774,893
    100,000   MN HFA (Rental Hsg.)                                                  5.000    08/01/2040        98,466
     60,000   MN HFA (Rental Hsg.)                                                  5.200    08/01/2029        60,009
    135,000   MN HFA (Rental Hsg.)                                                  5.875    08/01/2028       135,096
     10,000   MN HFA (Rental Hsg.)                                                  6.000    02/01/2022        10,013
     25,000   MN HFA (Rental Hsg.)                                                  6.125    08/01/2021        25,031
     15,000   MN HFA (Rental Hsg.)                                                  6.150    08/01/2025        15,016
    260,000   MN HFA (Residential Hsg.)                                             5.100    07/01/2031       261,360
     80,000   MN HFA (Residential Hsg.)                                             5.100    07/01/2038        80,000
    740,000   MN HFA (Residential Hsg.)                                             5.100    01/01/2040       751,204
  1,165,000   MN HFA (Residential Hsg.)                                             5.350    07/01/2033     1,170,639
     15,000   MN HFA (Residential Hsg.)                                             5.750    01/01/2038        15,576
     25,000   MN HFA (Single Family Mtg.)                                           5.150    07/01/2019        24,747
      5,000   MN HFA (Single Family Mtg.)                                           5.200    07/01/2013         5,008
     20,000   MN HFA (Single Family Mtg.)                                           5.600    07/01/2022        20,637
     10,000   MN HFA (Single Family Mtg.)                                           5.650    07/01/2031        10,335
      5,000   MN HFA (Single Family Mtg.)                                           5.650    07/01/2031         5,167
     10,000   MN HFA (Single Family Mtg.)                                           5.850    07/01/2019        10,409
    645,000   MN HFA (Single Family Mtg.)                                           5.900    07/01/2025       645,677
    700,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)              5.000    04/01/2017       620,760
  1,410,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)              5.200    04/01/2027     1,170,286
     55,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic
              Home North Ridge)                                                     5.875    03/01/2029        51,404
  1,100,000   North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)         6.500    10/01/2047     1,108,701
     40,000   Northfield, MN Senior Hsg. (Northfield Manor)                         6.000    07/01/2033        37,720


               3 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
-----------                                                                        ------    ----------   -----------
$   110,000   Olmstead County, MN Health Care Facilities (Olmsted Medical Group)    5.450%   07/01/2013   $   110,091
    300,000   Otter Tail County, MN GO(3)                                           7.500    11/01/2019        84,078
    100,000   Park Rapids, MN Health Facilities (Mankato Lutheran Homes)            5.600    08/01/2036        88,758
    100,000   Pine City, MN Health Care & Hsg. (North Branch)                       6.125    10/20/2047        96,238
    100,000   Plymouth, MN Health Facilities (HealthSpan Health System/North
              Memorial Medical Center Obligated Group)                              6.125    06/01/2024       100,125
     80,000   Plymouth, MN Health Facilities (HealthSpan Health System/North
              Memorial Medical Center Obligated Group)                              6.250    06/01/2016        80,234
    125,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)               5.750    08/01/2041       119,095
     20,000   Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)      5.625    07/01/2016        20,266
    750,000   Redwood Falls, MN (Redwood Area Hospital)                             5.125    12/01/2036       724,185
    250,000   Rochester, MN Health Care & Hsg. (Samaritan Bethany)                  7.375    12/01/2041       260,210
    500,000   Rochester, MN Health Care Facilities (Mayo Clinic)                    5.000    11/15/2038       518,520
    750,000   Rochester, MN Health Care Facilities (OlmsteadMedical Center)(2)      5.875    07/01/2030       748,688
     25,000   Sartell, MN Environmental Improvement, Series A                       5.200    06/01/2027        23,941
    200,000   Sartell, MN Health Care & Hsg. Facilities (The Foundation for
              Health Care Continuums)                                               6.625    09/01/2029       200,450
    250,000   Sauk Rapids, MN Health Care Housing Facilities (Good Shepard
              Lutheran Home)                                                        7.500    01/01/2039       260,125
     25,000   Slayton, MN Tax Increment, Series B                                   5.350    02/01/2013        25,073
     25,000   South Washington County, MN Independent School District No. 833
              COP                                                                   5.250    12/01/2014        25,040
  1,250,000   Southern MN Municipal Power Agency                                    5.250    01/01/2030     1,319,250
  1,000,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)       5.000    02/01/2031       788,110
    750,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)       5.625    02/01/2031       642,728
  1,000,000   St. Louis Park, MN Health Care Facilities (Nicollett Health
              Services)                                                             5.750    07/01/2039     1,000,000
     50,000   St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI
              Obligated Group)                                                      5.500    07/01/2023        51,583
    890,000   St. Paul, MN Hsg. & Redevel. Authority (559 Capital
              Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)                            5.700    11/01/2015       890,125
    400,000   St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)     7.000    09/15/2037       321,160
    400,000   St. Paul, MN Hsg. & Redevel. Authority (Community of Peace
              Building Company)                                                     5.000    12/01/2036       349,684
    300,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)         6.250    03/01/2029       258,576
    745,000   St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH
              Obligation Group)                                                     6.000    11/15/2025       744,940
    215,000   St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH
              Obligation Group)                                                     6.000    11/15/2035       201,704
    150,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)                6.000    09/01/2036       130,806


               4 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                          Coupon     Maturity       Value
-----------                                                                        ------    ----------   -----------
$   500,000   St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)(2)        5.000%   08/01/2035   $   504,315
  1,275,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller)      5.250    10/01/2042     1,023,430
    750,000   St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)            5.500    09/20/2044       764,993
    625,000   St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)(2)              5.000    08/01/2035       627,931
     50,000   St. Paul, MN Hsg. & Redevel. Authority (U.S. Bank Operations
              Center)                                                               6.750    02/01/2028        46,874
    705,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                7.000    03/01/2029       673,183
     25,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
              (Group Health Plan/Regions Hospital/Midwest Assurance Co.
              Obligated Group)                                                      5.250    05/15/2017        26,254
      5,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
              (Regions Hospital)                                                    5.200    05/15/2013         5,010
     25,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
              (Regions Hospital)                                                    5.250    05/15/2018        25,012
     35,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
              (Regions Hospital)                                                    5.300    05/15/2028        33,975
     80,000   St. Paul, MN Independent School District No. 625 COP                  6.375    02/01/2013        80,384
  2,455,000   St. Paul, MN Port Authority (Great Northern)                          6.000    03/01/2030     2,260,859
  1,375,000   St. Paul, MN Port Authority (Regions Hospital Parking Ramp)           5.000    08/01/2036     1,102,860
    150,000   Stearns County, MN (St. John's Prep School)                           5.600    10/01/2024       150,228
    500,000   Stillwater, MN Multifamily (Orleans Homes)                            5.375    02/01/2032       410,660
    440,000   Stillwater, MN Multifamily (Orleans Homes)                            5.500    02/01/2042       351,300
     10,000   University of Minnesota                                               6.200    09/01/2012        10,068
  1,000,000   Vadnais Heights, MN Economic Devel. Authority (Community &
              Recreational Sports)                                                  5.000    02/01/2039     1,021,350
     25,000   Virginia, MN Hsg. & Redevel. Authority Health Care Facilities         5.375    10/01/2030        24,410
    115,000   Washington County, MN Hsg. & Redevel. Authority (Health East
              Bethesda Hospital)                                                    5.375    11/15/2018       113,402
     15,000   Washington County, MN Hsg. & Redevel. Authority (Health East
              Bethesda Hospital)                                                    5.375    11/15/2018        14,792
    170,000   Willmar, MN Hsg & Redevel. Authority (Highlands Apts.)                5.850    06/01/2019       170,044
                                                                                                          -----------
                                                                                                           53,537,765
U.S. Possessions--2.1%
    250,000   Puerto Rico Electric Power Authority, Series CCC                      5.250    07/01/2028       255,860
    250,000   Puerto Rico Highway & Transportation Authority(2)                     5.300    07/01/2035       250,095
      5,000   Puerto Rico ITEMECF (Ana G. Mendez University)                        5.375    02/01/2019         5,006
     90,000   Puerto Rico Sales Tax Financing Corp., Series A                       5.750    08/01/2037        93,730
    500,000   Puerto Rico Sales Tax Financing Corp., Series C                       6.000    08/01/2039       534,300
                                                                                                          -----------
                                                                                                            1,138,991


               5 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                                                             Value
                                                                                                          -----------
Total Investments, at Value (Cost $54,306,541)-100.5%                                                     $54,676,756
Liabilities in Excess of Other Assets-(0.5)                                                                  (255,252)
                                                                                                          -----------
Net Assets-100.0%                                                                                         $54,421,504
                                                                                                          ===========

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(3.) Issue is in default. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                             LEVEL 1--                         LEVEL 3--
                            UNADJUSTED        LEVEL 2--       SIGNIFICANT
                              QUOTED     OTHER SIGNIFICANT   UNOBSERVABLE
                              PRICES     OBSERVABLE INPUTS      INPUTS         VALUE
                            ----------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Minnesota                    $--         $53,537,765           $--       $53,537,765
   U.S. Possessions              --           1,138,991            --         1,138,991
                                ---         -----------           ---       -----------
Total Assets                    $--         $54,676,756           $--       $54,676,756
                                ===         ===========           ===       ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH       Bethany Covenant Home
BLMC      Bethesda Lutheran Medical Center
CAH       Colonial Acres Home
COP       Certificates of Participation
CRC       Covenant Retirement Communities


               6 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

DRH       D.R. Hospital
ECH       Ebenezer Covenant Home
EDA       Economic Devel. Authority
FRCS      Fairview Regional Community Services
FRWHS     Fairview Red Wing Health Services
FSH       Fairview Seminary Home
FSP       Fairview Seminary Plaza
GO        General Obligation
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HSJH      HealthEast St. Joseph's Hospital
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PNI       Park Nicollet Institute
PNMH      Park Nicollet Methodist Hospital
RRHS      Range Regional Health Services

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


               7 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $2,366,019

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost                                $300,000
Market Value                        $ 84,078
Market Value as a % of Net Assets       0.15%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $54,306,541
                                 ===========
Gross unrealized appreciation    $ 2,436,213
Gross unrealized depreciation     (2,065,998)
                                 -----------
Net unrealized appreciation      $   370,215
                                 ===========


               8 | Oppenheimer Rochester Minnesota Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010